ACCOUNTING POLICIES (Details) - Golar Tundra - USD ($) $ in Millions	1 Months Ended
	May 31, 2016	Feb. 29, 2016
Business Acquisition
Interest in entities acquired	100.00%
Golar
Business Acquisition
Purchase price	$ 330.0	$ 330.0